Summary of Significant Accounting and Reporting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013 Acquired loans	Sep. 13, 2013 Covered loans Acquired loans	Jun. 30, 2014 Non-covered loans Acquired loans without credit impairment	Dec. 31, 2013 Non-covered loans Acquired loans without credit impairment	Jun. 30, 2014 Non-covered loans Acquired loans	Dec. 31, 2013 Non-covered loans Acquired loans	Jun. 30, 2014 Plains Capital	Dec. 31, 2013 Plains Capital	Jun. 30, 2014 Bank	Dec. 31, 2013 Bank	Sep. 13, 2013 Bank Covered loans Acquired loans	Sep. 13, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Covered loans	Sep. 13, 2013 Bank FNB Non-covered loans	Jun. 30, 2014 Plains Capital Equity, LLC	Dec. 31, 2013 Plains Capital Equity, LLC	Jun. 30, 2014 PrimeLending	Dec. 31, 2013 PrimeLending	Jun. 30, 2014 PCB-ARC, Inc.	Dec. 31, 2013 PCB-ARC, Inc.	Jun. 30, 2014 FSC	Dec. 31, 2013 FSC	Jun. 30, 2014 PlainsCapital Securities, LLC	Dec. 31, 2013 PlainsCapital Securities, LLC	Dec. 31, 2013 PlainsCapital Insurance Services, LLC	Jun. 30, 2014 NLC	Dec. 31, 2013 NLC	Jun. 30, 2014 PrimeLending Ventures Management, LLC	Dec. 31, 2013 PrimeLending Ventures Management, LLC	Jun. 30, 2014 Trusts	Dec. 31, 2013 Trusts
Basis of Presentation
Fair value of assets acquired												$ 2,238,212
Loans												1,200,000	1,116,583	42,884
Securities												286,214
Other real estate owned												135,200	135,187
Assumed liabilities												(2,225,627)
Ownership percentage of subsidiary owned by the reporting entity							100.00%	100.00%																		100.00%	100.00%
Ownership percentage of subsidiary owned by subsidiary of the reporting entity									100.00%	100.00%					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	51.00%			100.00%	100.00%	100.00%	100.00%
Additional allowance recorded when allowance is less than remaining fair value of discount			0	0
Carryover of the allowance for loan losses recorded	$ 0	$ 0			$ 0	$ 0					$ 0	$ 0